CURRENT ACCOUNTS, DEMAND DEPOSITS, TIME DEPOSITS AND SAVING ACCOUNTS	12 Months Ended
Dec. 31, 2017
Current Accounts Demand Deposits Time Deposits And Saving Accounts Details 1
CURRENT ACCOUNTS, DEMAND DEPOSITS, TIME DEPOSITS AND SAVING ACCOUNTS

NOTE 16 CURRENT ACCOUNTS, DEMAND DEPOSITS, TIME DEPOSITS AND SAVING ACCOUNTS

a)   As of December 31, 2017 and 2016, “Current accounts and demand deposits” consisted of the following:

	As of December 31,
	2017	2016
	MCh$	MCh$
Current Accounts	2,473,283	2,591,618
Other deposits and demand accounts	1,363,017	1,536,294
Advance payments received from customers	131,169	161,878
Other demand liabilities	174,198	163,401
Total	4,141,667	4,453,191

b)   As of December 31, 2017 and 2016, “Time deposits and saving accounts” consisted of the following:

	As of December 31,
	2017	2016
	MCh$	MCh$
Time deposits	10,036,583	11,549,010
Team saving accounts	28,410	32,425
Other term creditors	250	275
Total	10,065,243	11,581,710